schedule of expected contractual maturities (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Carrying amount	€ 12,983
Contractual cash flows	12,851
Current derivative financial liabilities	169	€ 181
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	12,443
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	201
Later than two year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	207
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	2,157
Contractual cash flows	2,157
Trade Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	2,157
Trade Payables [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities
Trade Payables [Member] | Later than two year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities
Other payables [member]
IfrsStatementLineItems [Line Items]
Carrying amount	8,307
Contractual cash flows	8,307
Other payables [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	8,307
Other payables [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities
Other payables [member] | Later than two year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities
Loans and borrowings current [member]
IfrsStatementLineItems [Line Items]
Carrying amount	1,770
Contractual cash flows	1,770
Loans and borrowings current [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	1,770
Loans and borrowings current [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities
Loans and borrowings current [member] | Later than two year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities
Bank borrowings non current [member]
IfrsStatementLineItems [Line Items]
Carrying amount	25
Contractual cash flows	25
Bank borrowings non current [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities
Bank borrowings non current [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	25
Bank borrowings non current [member] | Later than two year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities
Employee end of service benefits [member]
IfrsStatementLineItems [Line Items]
Carrying amount	119
Contractual cash flows	119
Employee end of service benefits [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities
Employee end of service benefits [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities
Employee end of service benefits [member] | Later than two year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	119
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying amount	436
Contractual cash flows	473
Lease liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	209
Lease liabilities [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	176
Lease liabilities [member] | Later than two year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	88
Derivative financial liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying amount	169
Contractual cash flows
Derivative financial liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities
Derivative financial liabilities [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities
Derivative financial liabilities [member] | Later than two year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities